Accumulated Other Comprehensive (Loss) Income	12 Months Ended
Dec. 31, 2025
Accumulated Other Comprehensive (Loss) Income [Abstract]
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

18. ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

The changes in accumulated other comprehensive income by component, net of tax, were as follows:

	Foreign currency translation adjustments	Unrealized gains (losses) on available-for-sale investments	Total
	RMB	RMB	RMB
Balance at January 1, 2024	28,399,484	1,798	28,401,282
Net current-period other comprehensive gains (losses)	(22,374,019)	6,000	(22,368,019)
Balance at December 31, 2024	6,025,465	7,798	6,033,263
Net current-period other comprehensive gains (losses)	5,059,836	-	5,059,836
Balance at December 31, 2025	11,085,301	7,798	11,093,099
Balance at December 31, 2025 (USD)	1,585,177	1,115	1,586,292